Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 22, 2022
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 22, 2022
Prospectus Date	rr_ProspectusDate	Nov. 22, 2022
Nicholas Fixed Income Alternative ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	NICHOLAS FIXED INCOME ALTERNATIVE ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Nicholas Fixed Income Alternative ETF (the “Fund”) seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide income using short-term U.S. Treasury fixed income securities and a “defined risk option premium.” The Fund’s defined risk option premium strategy uses options on ETFs and securities indices across multiple asset classes (e.g., equities, commodities, fixed income). The Fund’s option positions will be comprised of vertical credit spreads and vertical debit spreads (described more below) that aim to capture a premium representing a combination of dividends and growth of the underlying assets.

Through the defined risk option premium strategy, two options transactions are paired together in order to create a “defined risk” trade that caps the maximum possible gains and losses from the outset. As described below, the maximum risk level of an individual option spread used by the Fund will generally vary from 1% to 3% depending on the time to expiration of the options.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in U.S. Treasury fixed income securities. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Vertical Spread Strategy

As noted above, the Fund seeks to achieve its investment objective primarily by entering into options transactions that are either vertical credit spread transactions or vertical debit spread transactions.

Terms Explained:

●	“Vertical” means that the options purchased and written are in the same expiration cycle on the same underlying asset, but at different exercise (“strike”) prices.

In each vertical spread transaction, the Fund would simultaneously purchase and write (sell) put or call options on other ETFs or securities indices. In particular, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts.

Terms Explained:

●	A put is an option contract that gives the owner the right (but not the obligation) to sell a specified amount of an underlying asset at a set price within a specified time.
●	A call is an option contract that gives the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time.
●	Standardized exchange-traded options include standardized terms.
●	FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated).

To initiate a debit spread transaction, the Fund would buy an option closer to the money and sell another option further out-of-the-money. To initiate a credit spread transaction, the Fund would do the opposite — buy an option further from the money while selling another option closer to the money.

Terms Explained:

●	An “out of the money” call option has a strike price that is higher than the market price of the underlying asset.
●	An “out of the money” put option has a strike price that is lower than the market price of the underlying asset.

The Fund’s returns are primarily driven by the premiums received by the Fund when writing options (puts or calls) from purchasers seeking protection below a certain level of asset decline (through a put) or seeking participation in the asset price increase above a certain level (through a call). For credit spreads, the premiums of the put spreads sold (credit spread) have extrinsic value that includes any dividends paid between execution of the trade (i.e., the opening of the spread) and the expiration of the spreads. For debit spreads, buying a call spread with the long call near the money and short call out of the money creates a position that seeks to capture the potential upside of the underlying asset (growth).

Defined Risk Attributes

As noted above, the Fund’s use of vertical credit and debit spreads provides defined risk levels.

Defined Risk of Credit Spreads: For credit spreads, the risk of loss is the difference in strike prices between the two options in the spread. The Fund will enter into only those credit spreads with a 1% to 3% difference in strike prices.

Example: For credit spreads, the premiums of the put spreads sold have extrinsic value that includes the dividends paid between the execution of the trade (opening the spread) and the expiration of the spread. In particular, the maximum loss is calculated as follows: (A) 100, multiplied by (B) the number of spreads, multiplied by (C) the distance between the strike prices minus the premium received. Market losses to the Fund would occur if the underlying assets moved below the nearer to the money strike price. For example, if the Fund sold 10 credit put spreads on XYZ with strike prices of 100 (short leg) and 98 (long leg) for a .50 cent credit when XYZ is trading at 100. The maximum loss would be $1500 (i.e., 100*10*(2-0.5) = $1,500). This spread cannot lose more than $1,500. This loss would occur if XYZ traded from 100 to 98 and closed at or below 98 at expiration.

Defined Risk of Debit Spreads: For debit spreads, the maximum loss is the amount of premiums paid. Similarly, the Fund will enter into debit spreads only if the premiums paid to enter into such spreads is less than 3% of the notional value of the spread.

Portfolio Construction

The Fund will enter into particular debit spread transactions and/or credit spread transactions based upon the view of the Fund’s sub-advisers, BluePath Capital Management, LLC and ZEGA Financial, LLC (together, the “Sub-Advisers”), of the transaction’s risk/return profile and its view of the underlying metrics. The Sub-Advisers’ selection of option positions will be based on their outlook of the broader economic and market environments, the probability of success using option-based metrics, and the appropriateness of risk taken by the position within the Fund’s limits. For yield-focused ETFs, indices, and assets classes, the Sub-Advisers generally will use the defined risk option premium strategy to seek to generate a return that mirrors the dividend of the underlying reference security. For non-yield-focused asset classes (e.g., gold), the Sub-Advisers will decide based on their view of the economic and market environments. The Sub-Advisers will then choose particular credit spread and/or debit spreads based on their view as to which offers the most advantageous risk/reward characteristics.

The Fund typically writes index put options and call options with weekly, monthly, and quarterly expirations. The Fund will generally have up to ten credit spreads at any given time, with up to 20% exposure to a single ETF or index credit spread (measured at the time of purchase). The Fund’s aggregate options value will generally represent between 1% to 10% of the Fund’s net assets.

The Fund’s assets will also be invested in Treasury Bills, cash and cash equivalents to, among other things, act as collateral for any margin requirements. Due to the nature of the Fund’s options strategy, the Fund’s Treasury Bills, cash and cash equivalent holdings may comprise 90% or more of the Fund’s net assets.

The Fund will limit the use of leverage by ensuring that the aggregate notional value of the underlying ETFs or indexes (as measured by the strike price of the options) of the put options sold will not exceed the Fund’s total net assets.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Option Contracts. The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in option contracts which exposes the Fund to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or note. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund and the Fund may be unable to recover its investment from such counterparty, or may obtain a limited and/or delayed recovery.

In addition, the Fund may enter into option contracts with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Strategy Risk. The Fund’s investment strategy is based on the use of vertical transaction spreads that, as noted above, offer defined risk levels. If the Fund’s vertical transaction spreads frequently experience losses, in turn, the Fund would experience losses. In addition, the Fund’s investment strategy may not offer as much potential growth as other ETFs. By design, the Fund’s investment strategy has a lower risk profile than certain other ETFs (e.g., equity ETFs), which in turn, limits return protentional vs investing directly in some other ETFs.

Equity Market Risk. By virtue of the Fund’s investments in option contracts equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. Although U.S. Treasuries are backed by the U.S. government, those government policies may change both in terms of the payment of interest and in the payment of principal. Furthermore, while holding a treasury until maturity can guarantee principal, selling a treasury prior to maturity or buying a treasury subsequent to issue date may put principal at risk.

Hedging Transactions Risk. Hedging transactions involve risks different than those of underlying investments. In particular, the variable degree of correlation between price movements of hedging transactions and price movements in the position being hedged means that losses on the hedge may be greater than gains in the value of the Fund’s positions, opportunities for gain may be limited or that there may be losses on both parts of a transaction. Whether the Fund hedges successfully will depend on the Sub- Advisor’s ability to predict pertinent market movements and the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. There can be no assurance that any hedging transactions the Fund engages in will be successful. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging involves its own costs.

The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. An ETF’s investment strategy may require it to redeem its shares for cash or to otherwise include cash as part of its redemption proceeds. For example, an ETF may not be able to redeem in-kind certain securities held by the ETF (e.g., derivative instruments). In such a case, the ETF may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the ETF to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the ETF may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed for trading on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Illiquid Investments Risk. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

Interest Rate Risk. The value of the Fund’s investments in fixed income Treasury securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of Treasury securities owned by the Fund. On the other hand, if rates fall, the value of Treasury securities generally increases. Due to the current inflationary period and rising interest rates, the value of the Fund’s Treasury securities may decline in value. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Advisers’ success or failure to implement investment strategies for the Fund.

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.nicholasx.com/FIAX.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nicholasx.com/FIAX
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Nicholas Fixed Income Alternative ETF | Nicholas Fixed Income Alternative ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIAX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 303

[1]	Based on estimated amounts for the current fiscal year